Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost
Components of lease cost included in general and administrative expenses on the consolidated statements of operations and comprehensive income are as follows:
Year Ended December 31, 2022
Lease cost
Operating lease cost	$1,652
Variable lease cost	—
Short-term lease cost	—
Sublease income	(738)
Total lease cost	$914
Supplemental cash flow information related to leases is as follows:
Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	$1,373
Right-of-use assets obtained in exchange for lease liabilities:
Leases recognized upon adoption of ASC 842	$5,585

Future Minimum Lease Commitments	Future maturities on lease liabilities as of December 31, 2022, are as follows:
2023	$1,529
2024	1,746
2025	1,799
2026	605
2027	—
Thereafter	—
Total lease payments	$5,679
Less: imputed interest	(971)
Total lease liabilities	$4,708
As of December 31, 2021, prior to the Company’s adoption of Topic 842, annual minimum payments under noncancelable operating leases were as follows:
2022	$1,508
2023	1,696
2024	1,746
2025	1,799
Thereafter	605
$7,354

Assets And Liabilities, Lessee
Supplemental balance sheet information related to leases as of December 31, 2022 is as follows (in thousands, except lease term and discount rate):
December 31, 2022
Assets:
Right-of-use assets	$4,535
Liabilities:
Accrued expenses and other current liabilities	$1,050
Lease liability	3,658
Total operating lease liabilities	$4,708
Weighted average remaining operating lease term (years)	3.3
Weighted average operating lease discount rate	11.41%

Schedule of Future Non-Cancelable Rent Payments	Future non-cancelable rent payments from the Company's sublease tenant as of December 31, 2022 were as follows:
2023	$631
Thereafter	—
$631